Advances from Federal Home Loan Bank (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Summarized Federal Home Loan Bank Advances	Federal Home Loan Bank advances are summarized as follows:

	December 31,
	2017		2016
Types of Advances	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Fixed-rate	$23,000	1.57%	$11,000	1.04%

Scheduled Maturities of FHLB Advances

Scheduled maturities of FHLB advances as of December 31, 2017, are as follows:

Years Ending December 31,	Fixed Rate	Average Cost
2018	$6,000	1.18%
2019 2020	7,000 10,000	1.55 1.83	% %

Total	$23,000	1.57%